Segment data - Additional Information (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Unallocated Corporate JPY (¥)	Mar. 31, 2011 Unallocated Corporate USD ($)	Mar. 31, 2010 Unallocated Corporate JPY (¥)	Mar. 31, 2009 Unallocated Corporate JPY (¥)
Segment Reporting Disclosure [Line Items]
Total assets	$ 358,607	¥ 29,818,166	¥ 30,349,287	¥ 29,062,037	¥ 4,613,672	$ 55,486	¥ 4,205,402	¥ 3,225,901